Share-based payments - Disclosure of assumptions used for the measurement of AGAs (Details) - € / shares	Sep. 05, 2024	Jul. 11, 2024	May 23, 2024	Mar. 28, 2024	Jan. 02, 2024	Dec. 01, 2023	Sep. 28, 2023	Jul. 11, 2023	Sep. 30, 2021
AGA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)									€ 31.60
FAIR VALUE OF THE AGA (in euro per share)									23.92
AGA PRICE (in euro per share)									€ 0.00
VOLATILITY									49.00%
RISK FREE RATE									(1.00%)
AGA-2023-1 | Tranches 1-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)								€ 15.98
FAIR VALUE OF THE AGA (in euro per share)								15.98
AGA PRICE (in euro per share)								0.00
AGA-2023-1 | Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)								15.98
FAIR VALUE OF THE AGA (in euro per share)								3.62
AGA PRICE (in euro per share)								€ 0.00
VOLATILITY								67.20%
RISK FREE RATE								3.20%
AGA-2023-1 | Tranche 6
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)								€ 15.98
FAIR VALUE OF THE AGA (in euro per share)								0.74
AGA PRICE (in euro per share)								€ 0.00
VOLATILITY								67.20%
RISK FREE RATE								3.20%
AGA-2023-2 | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)								€ 15.98
FAIR VALUE OF THE AGA (in euro per share)								15.98
AGA PRICE (in euro per share)								0.00
AGA-2023-2 | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)								15.98
FAIR VALUE OF THE AGA (in euro per share)								9.59
AGA PRICE (in euro per share)								€ 0.00
AGA-2023-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)							€ 14.92
FAIR VALUE OF THE AGA (in euro per share)							14.92
AGA PRICE (in euro per share)							0.00
AGA-2023-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)							14.92
FAIR VALUE OF THE AGA (in euro per share)							14.92
AGA PRICE (in euro per share)							€ 0.00
AGA-2023-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)						€ 9.16
FAIR VALUE OF THE AGA (in euro per share)						9.16
AGA PRICE (in euro per share)						€ 0.00
AGA-2024-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)					€ 12.26
FAIR VALUE OF THE AGA (in euro per share)					12.26
AGA PRICE (in euro per share)					€ 0.00
AGA-2024-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)				€ 13.40
FAIR VALUE OF THE AGA (in euro per share)				13.40
AGA PRICE (in euro per share)				€ 0.00
AGA-2024-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)			€ 12.76
FAIR VALUE OF THE AGA (in euro per share)			12.76
AGA PRICE (in euro per share)			€ 0.00
AGA-2024-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)		€ 12.54
FAIR VALUE OF THE AGA (in euro per share)		12.54
AGA PRICE (in euro per share)		0.00
AGA-2024-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)		12.54
FAIR VALUE OF THE AGA (in euro per share)		12.54
AGA PRICE (in euro per share)		0.00
AGA-2024-6
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)		12.54
FAIR VALUE OF THE AGA (in euro per share)		12.54
AGA PRICE (in euro per share)		€ 0.00
AGA-2024-7
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)	€ 10.80
FAIR VALUE OF THE AGA (in euro per share)	10.80
AGA PRICE (in euro per share)	€ 0.00